Allison Pristash State Street 1 Lincoln Street Mail Stop SUM 0703 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

August 8, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”) Securities Act File No. 333-92935 Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 25, 2019 to the prospectuses for the following funds:

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares ESG MSCI EAFE ETF

The purpose of this filing is to submit the 497 dated July 25, 2019 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc:	Benjamin Haskin, Esq.